Financial Instruments - Summary of Movements in the Hedge Reserve Including Gains and Losses on Cash Flow Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Gain (Losses) arising during the period	£ 137	£ (165)	£ (104)
Amounts recognised in income statement	25	46	29
Hedge reserve pre-tax [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Hedge reserve balance at the start of the period: gains/(losses) deferred	(161)	(38)
Gain (Losses) arising during the period	137	(165)
Amounts recognised in income statement	25	46
Exchange translation differences	(3)	(4)
Hedge reserve balance at the end of the period: gains/(losses) deferred	(2)	(161)	(38)
Hedge reserve pre-tax [member] | Debt hedges [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Hedge reserve balance at the start of the period: gains/(losses) deferred	8	6
Gain (Losses) arising during the period	63	(26)
Amounts recognised in income statement	(65)	27
Exchange translation differences	(1)	1
Hedge reserve balance at the end of the period: gains/(losses) deferred	5	8	6
Hedge reserve pre-tax [member] | Revenue hedges [member]
Disclosure of remaining contractual maturities for borrowings and derivative financial instruments [line item]
Hedge reserve balance at the start of the period: gains/(losses) deferred	(169)	(44)
Gain (Losses) arising during the period	74	(139)
Amounts recognised in income statement	90	19
Exchange translation differences	(2)	(5)
Hedge reserve balance at the end of the period: gains/(losses) deferred	£ (7)	£ (169)	£ (44)